As Filed with the Securities and Exchange Commission on May 11, 2018

1933 Act File No. 002-21600
1940 Act File No. 811-01209

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	77	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	63	[	X	]

(Check appropriate box or boxes.)

BRIDGES INVESTMENT FUND, INC.
(Exact name of Registrant as Specified in Charter)

8401 West Dodge Road, 256 Durham Plaza
Omaha, Nebraska 68114
(Address of Principal Executive Office) (Zip Code)

(402) 397-4700
Registrant’s Telephone Number, including Area Code

Edson L. Bridges III
8401 West Dodge Road, 256 Durham Plaza
Omaha, Nebraska 68114
(Name and Address of Agent for Service)

Copy to:
Dennis Fogland, Esq.
Baird Holm LLP
1500 Woodmen Tower
Omaha, Nebraska 68102

It is proposed that this filing will become effective (check appropriate box)
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:
This Post-Effective Amendment No. 77 to the Registration Statement of Bridges Investment Fund, Inc. on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 76 on Form N-1A filed April 26, 2018.  This PEA No. 77 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 76 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 77 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on May 11, 2018.

BRIDGES INVESTMENT FUND, INC.

By: /s/ Edson L. Bridges III
Edson L. Bridges III
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 77 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel J. Brabec	Director	May 11, 2018
Daniel J. Brabec

/s/ Edson L. Bridges II	Chairman Emeritus	May 11, 2018
Edson L. Bridges II

/s/ Edson L. Bridges III	President, Chief Executive	May 11, 2018
Edson L. Bridges III	Officer and Director

/s/ Robert W. Bridges	Director	May 11, 2018
Robert W. Bridges

/s/ Nancy K. Dodge	Treasurer	May 11, 2018
Nancy K. Dodge

/s/ Nathan P. Dodge III	Director	May 11, 2018
Nathan P. Dodge III

/s/ Robert Slezak	Director	May 11, 2018
Robert Slezak

/s/ Kelly A. Walters	Director	May 11, 2018
Kelly A. Walters

/s/ Lyn Wallin Ziegenbein	Director	May 11, 2018
Lyn Wallin Ziegenbein

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE